Document and Entity Information	Oct. 27, 2016
Prospectus:
Document Type	497
Document Period End Date	Oct. 27, 2016
Registrant Name	VALIC Co II
Central Index Key	0001062374
Amendment Flag	false
Document Creation Date	Oct. 27, 2016
Document Effective Date	Oct. 27, 2016
Prospectus Date	Jan. 01, 2016
Small Cap Value Fund | Small Cap Value Fund
Prospectus:
Trading Symbol	VCSVX